Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 95,056		¥ 95,774
Less: Accumulated depreciation	[1]	(56,814)		(48,691)
Property, equipment and equipment, net		38,242	$ 5,469	47,083
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		30,007		31,013
Building [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		25,712		25,712
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		31,730		29,156
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		5,823		7,645
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 1,784		¥ 2,248

[1]	Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were RMB12,413, RMB10,269 and RMB11,924, respectively.